The DMS Funds

2619 Leiscz’s Bridge Road

Leesport, PA 19533

February 13, 2015

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

The DMS Funds

File Nos.

333-180930

811-22706

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that: (1) the Prospectus and Statement of Additional Information that would have been filed pursuant to subsection (c) of such Rule 497, for the above referenced Fund, would not have differed from those contained in the most recent Post-Effective Amendment filed for such Fund; and (2), such Amendment was filed electronically on January 7, 2015.

Sincerely,

/s/ Peter S. Kohli

Peter S. Kohli

Chairman, President, CCO and Trustee